CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
Consolidated Variable Interest Entities [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
24.	CONSOLIDATED VARIABLE INTEREST ENTITIES

The Company's consolidated financial statements include 14 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from March 2012 to January 2020. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.

At December 31, 2011, the vessels of two of these entities are accounted for as direct financing leases with a combined carrying value of $92.1 million, unearned lease income of $32.4 million and estimated residual values of $21.7 million. The outstanding loan balances in these two entities total $51.9 million, of which the short-term portion is $6.4 million.

The other 12 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at December 31, 2011, of $537.1 million. The outstanding loan balances in these entities total $386.6 million, of which the short-term portion is $29.4 million.